Consolidated Balance Sheets - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents		$ 6,601,335	$ 9,742,886
Short-term investments		1,791,697
Accounts receivable, net		19,263,584	16,267,835
Amounts due from underwriters on the over-allotment			1,472,592
Escrow receivable		200,000
Prepayments, deposits and other assets, net		1,028,154	1,231,217
Prepaid income tax		630,790	206,361
Amounts due from related parties		230,540	131,321
Total Current Assets		29,746,100	29,052,212
Property and equipment, net		566,591	333,897
Intangible assets, net		427,769	260,059
Goodwill		447,790	173,560
Escrow receivable			200,000
Prepayments, deposits and other assets, net		222,507	119,372
Long-term investments		914,006	293,714
Deferred tax assets, net		338,221	512,097
Total Assets		32,662,984	30,944,911
Current liabilities
Short-term bank loans		2,184,996	2,553,989
Accounts payable and other current liabilities		196,832	1,454,770
Tax payables		915,629	904,850
Deferred subsidies		109,250	125,080
Deferred revenues		124,192	200,836
Salaries and benefits payable		7,735,487	7,341,688
Amounts due to related parties			208,342
Total Current Liabilities		11,266,386	12,789,555
Commitments and Contingencies
Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,913,201 shares issued and outstanding as of June 30, 2019 and 13,590,000 shares issued and outstanding as of June 30, 2018	[1]	1,391	1,359
Additional paid-in capital		24,276,622	17,285,543
Statutory reserves		1,833,802	1,118,467
Accumulated deficits		(4,509,729)	(524,618)
Accumulated other comprehensive loss		(813,650)	(401,677)
Total CLPS Incorporation's Shareholders' Equity		20,788,436	17,479,074
Non-controlling Interests		608,162	676,282
Total Shareholders' Equity		21,396,598	18,155,356
Total Liabilities and Shareholders' Equity		$ 32,662,984	$ 30,944,911

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).